Prepaid expenses and accrued income - More than 12 months (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts to be paid in more than 12 months
Prepaid expenses and accrued income	kr 1,903	kr 1,561	kr 2,024
More than 12 months
Amounts to be paid in more than 12 months
Prepaid expenses and accrued income	kr 46	kr 38	kr 43